REVERSE REPURCHASE AGREEMENTS – NON-TRADING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Disclosure Of Reverse Repurchase Agreements Non-Trading

		Group
	2025	2024
	£m	£m
Agreements with banks	3,973	1,363
Agreements with customers	13,705	8,975
	17,678	10,338